Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 22,087
Credit loss expense	23,687
Recoveries	4,994
Write-Offs	(28,471)
Other	(192)	[1]
Ending balance	22,105
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,240
Credit loss expense	19,385
Recoveries	2,848
Write-Offs	(20,829)
Other	29	[1]
Ending balance	6,673
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,197	[2]
Credit loss expense	1,996	[2]
Recoveries	2,146	[2]
Write-Offs	(4,445)	[2]
Other	(233)	[1],[2]
Ending balance	4,661	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,650
Credit loss expense	2,306
Recoveries	0
Write-Offs	(3,197)
Other	12	[1]
Ending balance	$ 10,771

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $177 and ($160) for the three and nine months ended September 30, 2024, respectively, and $401 and ($276) for the three and nine months ended September 30, 2023, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.